Financial structure and financial costs - Foreign exchange risk sensitivity (Details) $ in Millions	Dec. 31, 2018 USD ($) $ / ₽ $ / £ $ / €	Dec. 31, 2017 USD ($) $ / ₽ $ / £ $ / €	Dec. 31, 2016 USD ($) $ / ₽ $ / £ $ / €
Sensitivity analysis
Shareholders' equity at historical exchange rate	$ 126,953	$ 119,450	$ 112,551
Currency translation adjustment before net investment hedge	(11,321)	(7,908)	(13,871)
Net investment hedge - open instruments	8	14
Shareholders' equity at exchange rate as of the end of the period	$ 115,640	111,556	98,680
Foreign exchange risk
Impact on shareholders equity and net income
Reasonably possible increase in risk assumption (as a percent)	10.00%
Reasonably possible decrease in risk assumption (as a percent)	10.00%
Euro
Sensitivity analysis
Shareholders' equity at historical exchange rate	$ 41,518	44,930	38,645
Currency translation adjustment before net investment hedge	(3,706)	(1,903)	(6,845)
Net investment hedge - open instruments	8	14
Shareholders' equity at exchange rate as of the end of the period	$ 37,820	$ 43,041	$ 31,800
Euro | Foreign exchange risk
Sensitivity analysis
Exchange rates | $ / €	0.87	0.83	0.95
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	$ 3,782
Impact of an increase in exchange rates on net income (Group share)	122
Impact of a decrease in exchange rates on shareholders' equity	(3,782)
Impact of a decrease in exchange rates on net income (Group share)	(122)
U.S. dollar
Sensitivity analysis
Shareholders' equity at historical exchange rate	59,125	$ 51,674	$ 51,863
Shareholders' equity at exchange rate as of the end of the period	59,125	51,674	51,863
Pound Sterling
Sensitivity analysis
Shareholders' equity at historical exchange rate	9,077	6,467	5,997
Currency translation adjustment before net investment hedge	(1,960)	(1,543)	(1,978)
Shareholders' equity at exchange rate as of the end of the period	$ 7,117	$ 4,924	$ 4,019
Pound Sterling | Foreign exchange risk
Sensitivity analysis
Exchange rates | $ / £	0.78	0.74	0.81
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	$ 712
Impact of an increase in exchange rates on net income (Group share)	135
Impact of a decrease in exchange rates on shareholders' equity	(712)
Impact of a decrease in exchange rates on net income (Group share)	(135)
Ruble
Sensitivity analysis
Shareholders' equity at historical exchange rate	8,248	$ 7,366	$ 7,227
Currency translation adjustment before net investment hedge	(3,892)	(3,076)	(3,286)
Shareholders' equity at exchange rate as of the end of the period	$ 4,356	$ 4,290	$ 3,941
Ruble | Foreign exchange risk
Sensitivity analysis
Exchange rates | $ / ₽	69.62	57.86	61.00
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	$ 436
Impact of an increase in exchange rates on net income (Group share)	81
Impact of a decrease in exchange rates on shareholders' equity	(436)
Impact of a decrease in exchange rates on net income (Group share)	(81)
Other currencies
Sensitivity analysis
Shareholders' equity at historical exchange rate	8,985	$ 9,013	$ 8,819
Currency translation adjustment before net investment hedge	(1,763)	(1,386)	(1,762)
Shareholders' equity at exchange rate as of the end of the period	$ 7,222	$ 7,627	$ 7,057